Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combination Disclosure [Text Block]
3.	Acquisitions

2011 acquisitions:

The Company completed six individually insignificant acquisitions, five in the Residential Property Management segment and one in the CRE segment.  In Residential Property Management, the acquired firms operate in North and South Carolina, Vancouver, Las Vegas, Toronto and Minneapolis.  The CRE business operates in California.  The acquisitions expand the Company’s geographic presence to new and existing markets.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$1,819
Long term assets	1,277
Current liabilities	(4,235)
Long-term liabilities	(1,779)
Non-controlling interests	(7,238)
$(10,156)

Cash consideration	$22,975
Acquisition date fair value of contingent consideration	3,482
Total purchase consideration	$26,457

Acquired intangible assets	$16,586
Goodwill	$20,027

2010 acquisitions:

The Company completed ten individually insignificant acquisitions, five in the CRE segment and five in the Residential Property Management segment.  In Residential Property Management, the acquired firms operate in New York City, Nevada, Houston, Calgary and Vancouver.  Four of the CRE businesses operate in the US Midwest and one in the Netherlands.  Several of these acquisitions expand the Company’s geographic presence to new markets.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$10,308
Long term assets	2,707
Current liabilities	(10,582)
Long-term liabilities	(7,430)
Non-controlling interests	(30,146)
$(35,143)

Note consideration	$475
Cash consideration	31,928
Acquisition date fair value of contingent consideration	11,672
Total purchase consideration	$44,075

Acquired intangible assets	$46,751
Goodwill	$32,467

In connection with the acquisition of a Netherlands-based commercial real estate firm completed in November 2010, a long-term liability of $375 related to a defined benefit pension plan was assumed.  The plan assets comprise an insurance contract.  As of December 31, 2011, the estimated fair value of plan assets and the projected benefit obligation were $3,648 and $3,974, respectively. The assumptions used in determining the projected benefit obligation included a discount rate of 4.5% and salary growth of 2.0%.

2009 acquisitions:

The Company completed three individually insignificant acquisitions in the Residential Property Management and Property Services operating segments during the year ended December 31, 2009.  Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$253
Long term assets	357
Current liabilities	(543)
Long-term liabilities	(472)
Non-controlling interests	(318)
$(723)

Note consideration	$420
Cash consideration	4,467
Acquisition date fair value of contingent consideration	949
Total purchase consideration	$5,836

Acquired intangible assets	$3,448
Goodwill	$3,111

Acquisition-related transaction costs for the year ended December 31, 2011 totaled $861 (2010 - $1,158; 2009 - $54) and were recorded as expense under the caption “acquisition-related items”.

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted fair cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of acquisitions resulted in the recognition of goodwill.  The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects.  For acquisitions completed during the year ended December 31, 2011, goodwill in the amount of $11,441 is deductible for income tax purposes (2010 - $15,067; 2009 - $1,929).

The Company typically structures its business acquisitions to include contingent consideration.  Certain vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to four-year periods following the dates of acquisition.  The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period.  If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

For acquisitions made after December 31, 2008, unless it contains an element of compensation, contingent consideration is recorded at fair value each reporting period.  The fair value recorded on the consolidated balance sheet as at December 31, 2011 was $12,844 (see note 20).  The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from $14,800 to a maximum of $17,400.  The compensation element is recorded on a straight line basis over the contingency period and, as at December 31, 2011 totaled $3,900 (2010 - $1,532), and was recorded in “Other liabilities” on the balance sheet.  The estimated range of outcomes related to the compensation element is $9,400 to a maximum of $11,100.  These contingencies will expire during the period extending to December 2013.  During the year ended December 31, 2011, $1,806 was paid with reference to such contingent consideration (2010 - $318; 2009 - nil).  In addition, as at December 31, 2011, the Company had recorded in “Accrued liabilities” $3,109 of consideration payable related to acquisitions where all contingencies had been resolved (2010 - nil).

The contingent consideration on acquisitions completed before January 1, 2009 is recorded when the contingencies are resolved and the consideration is paid or becomes payable, at which time the Company records the fair value of the consideration paid or payable as additional costs of the acquired businesses.  The total contingent consideration recognized for the year ended December 31, 2011 was $60 (2010 - $350; 2009 - $10,513).  Contingent consideration paid during the year ended December 31, 2011 was $60 (2010 - $2,782; 2009 - $12,364) and the amount payable as at December 31, 2011 was nil (2010 - nil).  As at December 31, 2011, there was no contingent consideration outstanding (2010 - $8,400) in respect of pre-January 1, 2009 acquisitions.

The acquisitions referred to above were accounted for by the purchase method of accounting for business combinations. Accordingly, the accompanying consolidated statements of earnings do not include any revenues or expenses related to these acquisitions prior to their respective closing dates.  The consideration for the acquisitions during the year ended December 31, 2011 was financed from borrowings on the Company’s revolving credit facility and cash on hand.

The amounts of revenues and earnings contributed from the date of acquisition and included in the Company’s consolidated results for the year ended December 31, 2011, and the supplemental pro forma revenues and earnings of the combined entity had the acquisition date been January 1, 2010, are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2011	$21,098	$1,569
Supplemental pro forma for 2011 (unaudited)	2,252,521	65,237
Supplemental pro forma for 2010 (unaudited)	2,096,049	8,342

Supplemental pro forma results were not adjusted for any non-recurring items.